Note 10 - Significant Customer and Industry Segment Information - Breakdown of Customer and Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018		Mar. 25, 2017
Assets	$ 6,371,000	$ 9,060,000	$ 8,431,000	[1]	$ 9,074,000
Sales Revenue	2,843,000	1,991,000
Net Income (Loss) Attributable to Parent, Total	(287,000)	(1,258,000)	(3,101,000)		(1,546,000)
Gigatronics Division [Member]
Assets	4,418,000	6,153,000	5,253,000		6,433,000
Sales Revenue	38,000	297,000
Net Income (Loss) Attributable to Parent, Total	(1,559,000)	(1,849,000)
Microsource [Member]
Assets	1,953,000	2,907,000	$ 3,178,000		$ 2,641,000
Sales Revenue	1,061,000	1,694,000
Net Income (Loss) Attributable to Parent, Total	$ 1,272,000	$ 591,000

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.